  ATAC Rotation Fund

  Schedule of Investments

  May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.3%	Shares	Value
Direxion Daily MSCI Emerging Markets Bull 3X Shares(a)	96,798	$9,071,909
iShares Core MSCI Emerging Markets ETF(b)	255,947	21,363,896
Schwab Emerging Markets Equity ETF(a)	277,821	10,096,015
SPDR Portfolio Emerging Markets ETF(a)	243,235	12,728,488
		53,260,308

TOTAL EXCHANGE TRADED FUNDS (Cost $49,971,737)		53,260,308

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	1,112,855	1,112,855

TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,855)		1,112,855

TOTAL INVESTMENTS - 100.4% (Cost $51,084,592)		$54,373,163
Liabilities in Excess of Other Assets - (0.4)%		(222,091)
TOTAL NET ASSETS - 100.0%		$54,151,072

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.